Income Taxes - Tax Effects of Cumulative Temporary Differences (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax assets:
Accrued expenses	$ 1,126	$ 1,976
Allowance accounts	6,415	2,960
Net operating loss carryforward	96,854	87,705
Equity method investment	35,292	35,292
Original issue discount	8,073	9,624
Interest limitation	5,845	0
Basis in identified intangibles	4,146	9,408
Tax credit carryforwards	5,345	6,929
Contingency accrual	0	788
Other	4,600	4,035
Total deferred income tax asset	167,696	158,717
Valuation allowance	(160,505)	(153,463)
Net deferred income tax asset	7,191	5,254
Deferred income tax liabilities:
Unbilled receivables	0	(3,501)
Total deferred income tax asset, net	$ 7,191	$ 1,753